Employee Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Classes of employee benefits expense [abstract]
Salaries Wages And Contractor Fees	$ 40,362	$ 27,046	$ 80,158	$ 51,579
Expense from share-based payment transactions with employees	6,489	4,911
Employee benefits expense	$ 46,851	$ 31,957	92,713	$ 62,510
Wages and salaries			$ 18,887		$ 34,265